Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Income before income taxes:
Canadian	$ 63	$ 413	$ (1,301)
Foreign	14	(7)	93
Income (loss) from continuing operations before income taxes	$ 77	$ 406	$ (1,208)